Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Equity

Note 5—Equity

For the three months ended March 31, 2017, equity related transactions were as follows:

During January 2017, Opexa sold an aggregate of 516,278 shares of common stock under its ATM facility with IFS Securities, Inc. (doing business as Brinson Patrick, a division of IFS Securities, Inc.) as sales agent, for gross proceeds of $490,098. Proceeds net of fees and deferred offering costs were $413,662.

Note 10—Equity

Summary information regarding equity related transactions for the years ended December 31, 2015 and December 31, 2016 is as follows:

During 2015, equity related transactions were as follows:

•	In February 2015, Opexa recognized stock-based compensation expense of $33,213 related to vested shares of restricted common stock issued, on February 28, 2014, to certain members of Opexa’s management and non-employee directors.

•	On March 31, 2015, 2,557 shares of restricted common stock with an aggregate fair value of $11,250 were issued to certain non-employee directors for service on Opexa’s Board. Opexa recognized stock-based compensation of $11,250 related to these shares. The shares vested immediately upon grant.

•	On April 9, 2015, Opexa issued 3,137,305 shares of common stock and Series M warrants to purchase a like number of shares upon the closing of a rights offering. Opexa raised $13,804,140 in gross proceeds, before expenses, through subscriptions for 3,137,305 units at a price of $4.40 per unit. Net proceeds were $12,095,210 after deduction of related fees and expenses, including dealer-manager fees, totaling $1,708,930.

•	In June 2015, Opexa issued 953 shares of common stock and received gross proceeds of $3,810 upon the exercise of Series M warrants to purchase 953 shares of common stock.

•	On June 30, 2015, 3,160 shares of restricted common stock with an aggregate fair value of $11,250 were issued to certain non-employee directors for service on Opexa’s Board. Opexa recognized stock-based compensation of $11,250 related to these shares. The shares vested immediately upon grant.

•	July 2015, Opexa issued 150 shares of common stock and received gross proceeds of $600 upon the exercise of Series M warrants to purchase 150 shares of common stock.

•	At Opexa’s annual meeting on August 28, 2015, shareholders approved an amendment to the Company’s Restated Certificate of Formation to increase the number of authorized shares of common stock from 100 million to 150 million, and the amendment was effect as of September 9, 2015.

•	On September 1, 2015, pursuant to a Stock Purchase Agreement, Opexa sold 113,636 shares of common stock for $4.40 per share and issued Series N warrants to purchase a like number of shares for gross and net proceeds of $499,999 upon the closing of tranche one of a private placement. Opexa also agreed to sell and the purchasers agreed to purchase pursuant to the September 1, 2016 Stock Purchase Agreement an additional aggregate of $4.5 million of common stock in four additional tranches upon Opexa’s achievement of certain milestones to further the clinical development of OPX-212, Opexa’s autologous T-cell immunotherapy being developed for the treatment of neuromyelitis optica.

•	On September 28, 2015, Opexa effected the 1:8 Reverse Stock Split. An aggregate of 1,365 shares of common stock were identified as fractional shares, and cash in the amount of $5,028 was paid in lieu of these fractional shares. Unless otherwise noted, impacted amounts included in the consolidated financial statements and notes thereto have been retroactively adjusted for the stock splits as if such stock splits occurred on the first day of the first period presented. Impacted amounts include shares of common stock issued and outstanding, shares underlying warrants and stock options, shares reserved, exercise prices of warrants and options, and loss per share. There was no impact on the amount of preferred or common stock authorized resulting from the 1:8 Reverse Stock Split.

•	On September 30, 2015, 3,600 shares of restricted common stock with an aggregate fair value of $11,250 were issued to certain non-employee directors for service on Opexa’s Board. Opexa recognized stock-based compensation of $11,250 related to these shares. The shares vested immediately upon grant.

•	On September 30, 2015 Opexa sold an aggregate of 75,000 shares of common stock under the ATM facility for gross and net proceed of $240,143 and $232,934, respectively. These sales settled and shares were issued in October 2015.

•	In November 2015, Opexa sold an aggregate of 114,507 shares of common stock under the ATM facility for gross and net proceed of $483,634 and $469,116, respectively. These sales settled and shares were issued in December 2015.

•	On December 31, 2015, 4,062 shares of restricted common stock with an aggregate fair value of $11,250 were issued to certain non-employee directors for service on Opexa’s Board. Opexa recognized stock-based compensation of $11,250 related to these shares. The shares vested immediately upon grant.

During 2016, equity related transactions were as follows:

•	On March 14, 2016, Opexa entered into an amendment to the September 1, 2015 Stock Purchase Agreement with the purchasers party thereto, to extend by nine months the original dates for the milestones relating to the subsequent tranches. As part of the amendment, the expiration date of the Series N warrants issued pursuant to the Stock Purchase Agreement was also extended from April 9, 2018 to October 9, 2018. The Company determined that there is no accounting impact to the modification of the Series N warrants since these are investor warrants.

•	On May 16, 2016, a total of 103,280 shares of common stock with an aggregate fair value of $219,986 were granted to certain non-employee directors for service on Opexa’s Board of Directors. Of these common stock awards, 25% vested immediately and the shares were issued on such date, and 25% vested and the shares were issued on each of June 30, 2016 and September 30, 2016. Opexa recognized stock-based compensation expense relating to these issued shares of an aggregate of $164,990. While the remaining 25% of the shares were originally scheduled to vest and be issued on December 31, 2016, the fourth increment of 25,820 shares did not vest and the shares were not issued because before the vesting date one non-employee director had resigned and the Board determined to instead pay cash to the non-employee directors for their Board service compensation.

•	In June 2016, Opexa issued 14,501 shares of common stock upon the exercise of Series M warrants for net proceeds of $57,985 collected on July 5, 2016.

•	From August 17, 2016 through September 13, 2016, Opexa sold an aggregate of 66,184 shares of common stock under the ATM facility, with the new Sales Agreement entered into with IFS Securities, Inc. (doing business as Brinson Patrick, a division of IFS Securities, Inc.). Gross and net proceeds, including amortization of deferred offering costs, were $293,345 and $276,912, respectively. The average share price ranged from $4.12 to $4.73 per share. These sales settled and shares were issued by December 31, 2016.